Document and Entity Information	Sep. 20, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001834645
Document Type	8-K
Document Period End Date	Sep. 20, 2022
Entity Registrant Name	IGNYTE ACQUISITION CORP.
Entity Incorporation State Country Code	DE
Entity File Number	001-39951
Entity Tax Identification Number	85-2448157
Entity Address, Address Line One	650 Fifth Avenue
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	(919)
Local Phone Number	328-4400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Common Stock And One Half Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of common stock and one-half of one redeemable warrant
Trading Symbol	IGNYU
Security Exchange Name	NASDAQ
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	IGNY
Security Exchange Name	NASDAQ
Redeemable Warrants Each Whole Warrant Exercisable For One Share Of Common Stock At An Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50 per share
Trading Symbol	IGNYW
Security Exchange Name	NASDAQ